DEBT (Details)				12 Months Ended
	May 12, 2015 USD ($)	May 05, 2015 USD ($)	May 14, 2014 USD ($) renewal	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure				$ 574,999,000	$ 580,422,000
Long-term Debt				578,864,000	608,700,000
Long-term debt				532,011,000	599,635,000
Proceeds from Issuance of Secured Debt	$ 343,000,000
Cash paid in acquisition				98,373,000	0	$ 0
Repayments of Lines of Credit				30,000,000	275,100,000	$ 0
Term Loan [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt instrument term			3 years
Debt instrument, amount borrowed			$ 300,000,000
Term Loan [Member] | Wells Fargo Bank [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.25%
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure				346,135,000
Debt instrument, amount borrowed	350,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.875%
Term Loan [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt				39,664,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				360,000,000
Long-term debt				189,200,000
Letters of Credit Outstanding, Amount				$ 3,610,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Debt instrument term			5 years
Available increase in borrowing capacity			$ 240,000,000
Maximum including higher borrowing capacity option			600,000,000
Maximum borrowing capacity			$ 275,000,000		$ 325,000,000
Renewal term			1 year
Number of renewals | renewal			2
Consolidated interest leverage ratio			2.50
Consolidated total leverage ratio			4.00
Higher consolidated total leverage ratio option			4.50
Threshold for higher consolidated total leverage ratio			$ 100,000,000
Consolidated senior secured leverage ratio			3.50
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Consolidated total leverage ratio, step-up Increase			0.50
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			0.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread on variable rate			1.75%
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member] | Wells Fargo Bank [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread on variable rate			2.75%
Standby Letters of Credit [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,000,000
Revolving Credit Facility, Swing Line Loan [Member] | Line of Credit [Member] | Wells Fargo Bank [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 25,000,000
Debt Instrument, Redemption, Period One [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument, Redemption Price, Percentage		106.875%
Debt Instrument, Redemption, Period Two [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.00%
Debt Instrument, Redemption, Period Three [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
Initial Purchasers [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	330,090,000
Management [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, amount borrowed	$ 19,910,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member]
Debt Instrument [Line Items]
Cash paid in acquisition		$ 112,500,000
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Cash paid in acquisition		$ 88,000,000